CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 6,981	$ 132	$ (27,158)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	628	1,208	2,202
Net loss (gain) on disposal of assets		(62)	180
Gain on cumulative translation adjustment recognition from liquidation of subsidiaries	(1,703)	(38)
Gain on release of tax liability due to expiration of statute of limitations	(1,409)	(3,272)	(7,747)
Equity loss (gain) of associates	687	(984)	13,954
Investment impairment	1,690	5,336	16,347
Gain on sale of short- term investment		(83)	(1,529)
Stock-based compensation expense	866	2,238	1,546
Provision for doubtful accounts receivable	4	1,564	79
Loan recovery, net			(538)
Deferred income taxes	(1,092)	771	1,030
Changes in operating assets and liabilities
Accounts receivable	1,413	(1,966)	(1,491)
Inventories and deferred costs	1,212	(190)	35,973
Prepaids and other assets	(7,280)	2,821	1,558
Accounts payable	5,183	7,393	(12,233)
Income taxes payable	(26)	(751)	3,369
Customer advances	(7,218)	(1,054)	(17,352)
Deferred revenue	(3,172)	(10,556)	(18,610)
Other liabilities	7,074	3,225	(1,216)
Net cash provided by (used in) operating activities	3,838	5,732	(11,636)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property, plant and equipment	(732)	(1,527)	(917)
Net proceeds from sales of property, plant and equipment		85
Change in restricted cash	(6,219)	1,322	707
Purchase of short-term investments	(3,164)
Purchase of investments	(481)	(300)	(1,670)
Proceeds from sale of investments	500	7,683	16,228
Proceeds from sale of short-term investments			3,076
Net cash provided by (used in) investing activities	(10,096)	7,263	17,424
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	113		39
Acquisition of non-controlling interests		(304)
Repurchase of ordinary shares	(140)	(4,096)	(3,695)
Net cash used in financing activities	(27)	(4,400)	(3,656)
Effect of exchange rate changes on cash and cash equivalents	2,112	(1,723)	(2,906)
Net increase (decrease) in cash and cash equivalents	(4,173)	6,872	(774)
Cash and cash equivalents at beginning of year	83,922	77,050
Cash and cash equivalents at end of year	79,749	83,922	77,050
Cash paid (Recovered):
Interest	47	55	76
Income taxes	$ 2,012	$ 3,311	$ (363)